Operating expenses - Disclosure of research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 131,997	€ 69,419	€ 53,361
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Sub-contracting, studies and research	85,726	38,858	36,362
Personnel costs	8,048	3,072	5,179
Consulting and professional fees	6,561	4,246	4,016
Intellectual property fees	1,645	1,187	1,325
Other expenses	1,196	931	899
Operating expenses	€ 103,176	€ 48,295	€ 47,781